Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) from continuing operations	$ 33.4	$ 13.7	$ 229.3	$ 79.2	$ 93.2	$ (35.7)	$ 290.7	$ 165.3	$ 355.6	$ 513.5	$ 565.3
Income (loss) from discontinued operations, net of tax	(0.6)	2.9	(0.3)	1.9	0.9	1.3	0.2	(1.9)	3.9	0.5	2.0
Net income (loss) attributable to Molson Coors Brewing Company	$ 32.8	$ 16.6	$ 229.0	$ 81.1	$ 94.1	$ (34.4)	$ 290.9	$ 163.4	$ 359.5	$ 514.0	$ 567.3
Weighted-average shares for basic EPS									185.3	184.9	183.0
Effect of dilutive securities:
Weighted-average shares for diluted EPS									186.4	186.1	184.2
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$ 0.18	$ 0.07	$ 1.23	$ 0.43	$ 0.50	$ (0.20)	$ 1.57	$ 0.90	$ 1.92	$ 2.78	$ 3.09
From discontinued operations	0.00	0.02	0.00	0.01	0.00	0.01	0.00	(0.01)	0.02	0.00	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	0.18	0.09	1.23	0.44	0.50	(0.19)	1.57	0.89	1.94	2.78	3.10
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	0.18	0.07	1.23	0.42	0.50	(0.20)	1.56	0.89	1.91	2.76	3.07
From discontinued operations	0.00	0.02	0.00	0.01	0.00	0.01	0.00	(0.01)	0.02	0.00	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$ 0.18	$ 0.09	$ 1.23	$ 0.43	$ 0.50	$ (0.19)	$ 1.56	$ 0.88	1.93	2.76	3.08
Dividends declared and paid per share (in dollars per share)									$ 1.64	$ 1.48	$ 1.28
RSU DSU PSU PU
Effect of dilutive securities:
Incremental common shares attributable to share-based compensation arrangements									0.7	0.5	0.5
Options and SOSARs
Effect of dilutive securities:
Incremental common shares attributable to share-based compensation arrangements									0.4	0.7	0.7